FINANCIAL INSTRUMENTS - Gain (Loss) on Non-Hedge Derivatives and Warrants (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Change in fair value of embedded derivative	$ 2.6	$ 0.0
Warrants	0.5	2.3
Gain (loss) on non-hedge derivatives and warrants	$ 3.1	$ 2.3